Key management personnel (Tables)	12 Months Ended
Dec. 31, 2025
Key management personnel
Schedule of key management personnel

	December 31, 2025	December 31, 2024
	$	$
Stock-based compensation	3,594,682	4,209,044
Salaries and bonuses	1,956,036	2,386,759
Consulting	320,067	—
	5,870,785	6,595,803